RELATED PARTY TRANSACTIONS - Sponsor of MCAC (Details) - USD ($)				1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Dec. 27, 2024	Nov. 13, 2024	Sep. 24, 2024	Sep. 30, 2024	Jun. 30, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Jul. 12, 2024
RELATED PARTY TRANSACTIONS
Debt instrument convertible conversion price										$ 1
Maximum percentage of ownership by an individual lender				19.99%
Extinguishment of accounts payable and accrued expenses	$ 258,000	$ 170,000	$ 539,000
Common Share Issuable (in shares)											249,037
Amount of derivative liabilities associated with share reset adjustment					$ 273,702			$ 273,702		$ 234,389	$ 4,229,478
Change in fair value of derivative liabilities					18,975	$ (510,661)		(39,313)	$ (544,209)	(365,158)	(187,428)
Unsecured promissory note
RELATED PARTY TRANSACTIONS
Debt instrument convertible conversion price				$ 64
Sponsor
RELATED PARTY TRANSACTIONS
Extinguishment of accounts payable and accrued expenses				$ 132,000
Conversion of debt to shares				343,248
Common Share Issuable (in shares)						205,949	205,949
Derivative liabilities					0			0
Amount of derivative liabilities associated with share reset adjustment											$ 158,000
Change in fair value of derivative liabilities					$ (19,000)	$ 511,000		$ 39,000	$ 544,000	$ 30,000
Sponsor | Unsecured promissory note
RELATED PARTY TRANSACTIONS
Debt instrument convertible conversion price				$ 2
Extinguishment of debt				$ 555,000
MCAC | Sponsor
RELATED PARTY TRANSACTIONS
Unsecured promissory notes												$ 555,000
Accounts receivable												$ 132,000